STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (5,894)	$ 6,689,555
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	0	(13,076,266)
Trust dividend income		(13,345)
Offering costs allocated to warrants		819,794
Changes in current assets and current liabilities:
Prepaid expenses		(75,898)
Due to related party		(159,107)
Accounts payable and accrued expenses	(21,556)	(3,392,844)
Net cash used in operating activities	(27,450)	(2,104,209)
Cash Flows from Investing Activities:
Investment of cash into trust account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount		270,480,000
Proceeds from issuance of Private Placement Warrants		7,520,000
Proceeds from issuance of Founder Shares	25,000
Proceeds from promissory note to related party	75,000	450,000
Repayment of promissory note to related party		(75,000)
Payments of offering costs		(328,534)
Net cash provided by financing activities	100,000	278,046,466
Net Change in Cash	72,550	(57,743)
Cash - Beginning of period		72,550
Cash - Ending of period	$ 72,550	14,807
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption		246,605,879
Remeasurement of Class A ordinary shares subject to possible redemption		29,407,466
Initial value of warrant liabilities		21,177,866
Deferred underwriters' discount payable charged to additional paid-in capital		$ 9,660,000